CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net Income (Loss)		€ (19,017,804)	€ (21,177,772)	€ (2,933,058)
Adjustments to reconcile net loss to net cash generated by (used in) operating activities:
Depreciation and amortization		2,565,000	1,913,000	1,605,000
Share based compensation		3,283,000	6,865,000	2,103,000
Change in allowances for doubtful accounts & slow-moving inventories		955,000	422,000	124,000
Change in long-term provisions		173,000	159,000	79,000
Net capital loss on disposals of assets		515,000	1,000	266,000
Deferred tax expense (benefit)		(97,000)	42,000	48,000
Operating cash flow before changes in working capital		(11,623,000)	(11,775,000)	1,292,000
Increase/Decrease in operating assets and liabilities:
Decrease (Increase) in trade accounts and notes and other receivables		(139,000)	(4,910,000)	(1,974,000)
Decrease (Increase) in inventories		(4,042,000)	(4,212,000)	(4,482,000)
Decrease (Increase) in other assets		(572,000)	(12,000)	(82,000)
(Decrease) Increase in trade accounts and notes payable		1,236,000	5,281,000	1,143,000
(Decrease) Increase in accrued expenses, other current liabilities		1,555,000	950,000	1,079,000
Net change in operating assets and liabilities		(1,961,000)	(2,903,000)	(4,316,000)
Net cash generated by (used in) operating activities		(13,584,000)	(14,678,000)	(3,024,000)
Cash flows from investing activities:
Additions to capitalized assets produced by the Company		(2,556,000)	(2,583,000)	(1,570,000)
Acquisitions of property and equipment		(1,315,000)	(1,179,000)	(613,000)
Acquisitions of intangible assets		(230,000)	(534,000)	(137,000)
Decrease (Increase) of other financial assets			1,000
Increase in deposits and guarantees		(19,000)	(50,000)	(58,000)
Net cash generated by (used in) investing activities		(4,120,000)	(4,344,000)	(2,378,000)
Cash flow from financing activities:
Proceeds from capital increase	[1]			21,960,000
Proceeds from stock-option exercise		116,000	261,000	688,000
Proceeds from long term borrowings, net of financing costs		2,585,000		286,000
Repayment of long term borrowings		(1,549,000)	(1,586,000)	(803,000)
Repayment of obligations under financing leases		(232,000)	(242,000)	(350,000)
Increase (decrease) in bank overdrafts and short-term borrowings		3,716,000	656,000	(38,000)
Net cash generated by (used in) financing activities		4,635,000	(911,000)	21,741,000
Net effect of exchange rate changes on cash and cash equivalents		(566,000)	268,000	(388,000)
Net increase (decrease) in cash and cash equivalents		(13,635,000)	(19,665,000)	15,952,000
Cash and cash equivalents at beginning of year		43,471,000	63,136,000	47,183,000
Cash and cash equivalents at end of year		€ 29,836,000	€ 43,471,000	€ 63,136,000

[1]	The net proceeds from capital increase of €21,960 thousand relate to the Company’s successful common stock offering in September 2022 – refer to Note 18-1.